                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number: 811-09835

                            Capital Growth Portfolio
               (Exact Name of Registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (Registrant's Telephone Number)

                                December 31, 2003
                             Date of Fiscal Year End

                                  June 30, 2003
                            Date of Reporting Period

ITEM 1. REPORTS TO STOCKHOLDERS

CAPITAL GROWTH PORTFOLIO AS OF JUNE 30, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED)

COMMON STOCKS -- 92.5%

SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Agricultural Services -- 1.3%
-----------------------------------------------------------------------
Monsanto Co.                                   85,000      $  1,839,400
-----------------------------------------------------------------------
                                                           $  1,839,400
-----------------------------------------------------------------------
Airlines -- 1.5%
-----------------------------------------------------------------------
Delta Air Lines, Inc.                         147,000      $  2,157,960
-----------------------------------------------------------------------
                                                           $  2,157,960
-----------------------------------------------------------------------
Apparel Manufacturer -- 0.5%
-----------------------------------------------------------------------
Warnaco Group Inc., (The)(1)                   50,000      $    672,500
-----------------------------------------------------------------------
                                                           $    672,500
-----------------------------------------------------------------------
Auto and Parts -- 1.5%
-----------------------------------------------------------------------
CarMax, Inc.(1)                                70,000      $  2,110,500
-----------------------------------------------------------------------
                                                           $  2,110,500
-----------------------------------------------------------------------
Biotech Co. -- 1.7%
-----------------------------------------------------------------------
Celgene Corp.(1)                               76,000      $  2,310,400
-----------------------------------------------------------------------
                                                           $  2,310,400
-----------------------------------------------------------------------
Broadcasting and Cable -- 1.1%
-----------------------------------------------------------------------
Comcast Corp., Class A(1)                      51,000      $  1,470,330
Univision Communications, Inc.(1)               2,000            60,800
-----------------------------------------------------------------------
                                                           $  1,531,130
-----------------------------------------------------------------------
Business Services -- 1.5%
-----------------------------------------------------------------------
Heidrick & Struggles International,
Inc.(1)                                        45,000      $    567,900
Monster Worldwide, Inc.(1)                     80,100         1,580,373
-----------------------------------------------------------------------
                                                           $  2,148,273
-----------------------------------------------------------------------
Chemicals - Specialty -- 1.5%
-----------------------------------------------------------------------
OM Group, Inc.(1)                             140,000      $  2,062,200
-----------------------------------------------------------------------
                                                           $  2,062,200
-----------------------------------------------------------------------
Computer Services -- 1.1%
-----------------------------------------------------------------------
Cerner Corp.(1)                                65,000      $  1,491,750
-----------------------------------------------------------------------
                                                           $  1,491,750
-----------------------------------------------------------------------
SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------

Computer Software & Services -- 2.3%
-----------------------------------------------------------------------
Akamai Technologies, Inc.(1)                  130,000      $    631,800
Drexler Technology Corp.(1)                    60,000           930,000
Eidos plc(1)(2)                               700,000         1,579,537
-----------------------------------------------------------------------
                                                           $  3,141,337
-----------------------------------------------------------------------
Consulting Services -- 0.5%
-----------------------------------------------------------------------
Cognizant Technology Solutions Corp.(1)        30,000      $    730,800
-----------------------------------------------------------------------
                                                           $    730,800
-----------------------------------------------------------------------
Doctor Readied Laboratories -- 1.1%
-----------------------------------------------------------------------
Digene Corp.(1)                                56,200      $  1,530,326
-----------------------------------------------------------------------
                                                           $  1,530,326
-----------------------------------------------------------------------
Drugs -- 7.7%
-----------------------------------------------------------------------
Biovail Corp.(1)(2)                           227,000      $ 10,682,620
-----------------------------------------------------------------------
                                                           $ 10,682,620
-----------------------------------------------------------------------
E-Commerce / Services -- 7.8%
-----------------------------------------------------------------------
InterActiveCorp(1)                            221,060      $  8,747,344
Overture Services, Inc.(1)                    111,200         2,016,056
-----------------------------------------------------------------------
                                                           $ 10,763,400
-----------------------------------------------------------------------
Education -- 2.5%
-----------------------------------------------------------------------
Apollo Group, Inc. Class A(1)                  23,000      $  1,420,480
Sylvan Learning Systems, Inc.(1)               88,400         2,019,056
-----------------------------------------------------------------------
                                                           $  3,439,536
-----------------------------------------------------------------------
Electric Utilities -- 0.6%
-----------------------------------------------------------------------
Edison International(1)                        50,000      $    821,500
-----------------------------------------------------------------------
                                                           $    821,500
-----------------------------------------------------------------------
Electronic Components -- 0.5%
-----------------------------------------------------------------------
Flextronics International, Ltd.(1)(2)          65,000      $    675,350
-----------------------------------------------------------------------
                                                           $    675,350
-----------------------------------------------------------------------
Financial Services -- 1.3%
-----------------------------------------------------------------------
Doral Financial Corp.                          15,000      $    669,750
IndyMac Bancorp, Inc.                          45,000         1,143,900
-----------------------------------------------------------------------
                                                           $  1,813,650
-----------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

CAPITAL GROWTH PORTFOLIO AS OF JUNE 30, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Financial Services - Miscellaneous -- 0.5%
-----------------------------------------------------------------------
Student Loan Corp., (The)                       5,200      $    655,200
-----------------------------------------------------------------------
                                                           $    655,200
-----------------------------------------------------------------------
Financial Services - Credit Cards -- 1.0%
-----------------------------------------------------------------------
Providian Financial Corp.(1)                  145,000      $  1,342,700
-----------------------------------------------------------------------
                                                           $  1,342,700
-----------------------------------------------------------------------
Health Care Services -- 3.4%
-----------------------------------------------------------------------
American Healthways, Inc.(1)                   77,800      $  2,810,136
United Surgical Partners International,
Inc.(1)                                        87,000         1,965,330
-----------------------------------------------------------------------
                                                           $  4,775,466
-----------------------------------------------------------------------
Health Services Co. -- 1.1%
-----------------------------------------------------------------------
Caremark Rx, Inc.(1)                           62,000      $  1,592,160
-----------------------------------------------------------------------
                                                           $  1,592,160
-----------------------------------------------------------------------
Insurance -- 10.1%
-----------------------------------------------------------------------
Endurance Specialty Holdings Ltd.(2)           11,100      $    331,335
Everest Re Group Ltd.(2)                       55,076         4,213,314
Kingsway Financial Services, Inc.(1)(2)       161,900         1,967,085
Mercury General Corp.                          36,000         1,643,400
Platinum Underwriters Holdings Ltd.(2)         28,888           784,020
Progressive Corp., (The)                       69,000         5,043,900
Travelers Property Casualty Corp. Class
B                                               1,997            31,493
-----------------------------------------------------------------------
                                                           $ 14,014,547
-----------------------------------------------------------------------
Internet Services -- 1.7%
-----------------------------------------------------------------------
Yahoo!, Inc.(1)                                73,000      $  2,391,480
-----------------------------------------------------------------------
                                                           $  2,391,480
-----------------------------------------------------------------------
Media -- 0.7%
-----------------------------------------------------------------------
Cumulus Media, Inc., Class A(1)                53,000      $  1,003,290
-----------------------------------------------------------------------
                                                           $  1,003,290
-----------------------------------------------------------------------
Medical Products -- 1.8%
-----------------------------------------------------------------------
Gen-Probe, Inc.(1)                             63,000      $  2,574,810
-----------------------------------------------------------------------
                                                           $  2,574,810
-----------------------------------------------------------------------
SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Mining -- 0.1%
-----------------------------------------------------------------------
Aber Diamond Corp.(1)(2)                        8,133      $    168,605
-----------------------------------------------------------------------
                                                           $    168,605
-----------------------------------------------------------------------
Networking Hardware -- 1.4%
-----------------------------------------------------------------------
NetScreen Technologies, Inc.(1)                86,000      $  1,939,300
-----------------------------------------------------------------------
                                                           $  1,939,300
-----------------------------------------------------------------------
Oil & Gas - Field Services -- 0.9%
-----------------------------------------------------------------------
Halliburton Co.                                52,000      $  1,196,000
-----------------------------------------------------------------------
                                                           $  1,196,000
-----------------------------------------------------------------------
Oil and Gas - Equipment and Services -- 0.8%
-----------------------------------------------------------------------
Patterson-UTI Energy, Inc.(1)                  33,000      $  1,069,200
-----------------------------------------------------------------------
                                                           $  1,069,200
-----------------------------------------------------------------------
Personal Products -- 0.4%
-----------------------------------------------------------------------
Estee Lauder Companies Inc., (The) Class
A                                              18,000      $    603,540
-----------------------------------------------------------------------
                                                           $    603,540
-----------------------------------------------------------------------
Pharmaceutical -- 4.2%
-----------------------------------------------------------------------
Cephalon, Inc.(1)                              43,000      $  1,769,880
Dr. Reddy's Laboratories Ltd. ADR              30,000           699,300
MIM Corp.(1)                                  385,100         2,514,703
Watson Pharmaceuticals, Inc.(1)                20,000           807,400
-----------------------------------------------------------------------
                                                           $  5,791,283
-----------------------------------------------------------------------
Pharmaceuticals - Generic -- 9.5%
-----------------------------------------------------------------------
American Pharmaceutical Partners,
Inc.(1)                                       129,730      $  4,397,847
Andrx Corp.(1)                                 36,000           716,400
IVAX Corp.(1)                                  44,000           785,400
Taro Pharmaceutical Industries
Ltd.(1)(2)                                     64,700         3,550,736
Teva Pharmaceutical Industries Ltd. ADR        65,000         3,700,450
-----------------------------------------------------------------------
                                                           $ 13,150,833
-----------------------------------------------------------------------
Restaurants -- 0.4%
-----------------------------------------------------------------------
CKE Restaurants, Inc.(1)                       90,000      $    503,100
-----------------------------------------------------------------------
                                                           $    503,100
-----------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

CAPITAL GROWTH PORTFOLIO AS OF JUNE 30, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Retail -- 3.8%
-----------------------------------------------------------------------
Hollywood Entertainment Corp.(1)              303,000      $  5,211,600
-----------------------------------------------------------------------
                                                           $  5,211,600
-----------------------------------------------------------------------
Retail - Discount -- 2.0%
-----------------------------------------------------------------------
Kmart Holding Corp.(1)                        103,000      $  2,786,150
-----------------------------------------------------------------------
                                                           $  2,786,150
-----------------------------------------------------------------------
Retail - Specialty -- 8.0%
-----------------------------------------------------------------------
AnnTaylor Stores Corp.(1)                     111,000      $  3,213,450
Burberry Group plc(2)                         280,000         1,147,913
CSK Auto Corp.(1)                              58,000           838,100
Linens 'n Things, Inc.(1)                      82,000         1,936,020
NBTY, Inc.(1)                                 120,000         2,527,200
RONA, Inc.(1)(2)                               33,200           456,825
Select Comfort Corp.(1)                        14,400           235,872
Tweeter Home Entertainment Group,
Inc.(1)                                        85,000           737,800
-----------------------------------------------------------------------
                                                           $ 11,093,180
-----------------------------------------------------------------------
Retail - Specialty and Apparel -- 0.4%
-----------------------------------------------------------------------
Dick's Sporting Goods, Inc.(1)                 15,000      $    550,200
-----------------------------------------------------------------------
                                                           $    550,200
-----------------------------------------------------------------------
Retail - Wholesale Discount -- 1.0%
-----------------------------------------------------------------------
BJ's Wholesale Club, Inc.(1)                   91,700      $  1,381,002
-----------------------------------------------------------------------
                                                           $  1,381,002
-----------------------------------------------------------------------
Semiconductors -- 1.2%
-----------------------------------------------------------------------
SIPEX Corp.(1)                                350,000      $  1,715,000
-----------------------------------------------------------------------
                                                           $  1,715,000
-----------------------------------------------------------------------
Telecommunications - Services -- 0.6%
-----------------------------------------------------------------------
Amdocs Ltd.(1)(2)                              35,000      $    840,000
-----------------------------------------------------------------------
                                                           $    840,000
-----------------------------------------------------------------------
Tobacco Company -- 1.5%
-----------------------------------------------------------------------
Altria Group, Inc.                             45,000      $  2,044,800
-----------------------------------------------------------------------
                                                           $  2,044,800
-----------------------------------------------------------------------
Total Common Stocks
   (identified cost $97,427,283)                           $128,316,078
-----------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 4.7%

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
-----------------------------------------------------------------------
Investors Bank and Trust Time Deposit,
1.37%, 7/1/03                                $  6,500      $  6,500,000
-----------------------------------------------------------------------
Total Short-Term Investments
   (at amortized cost, $6,500,000)                         $  6,500,000
-----------------------------------------------------------------------

COMMERCIAL PAPER -- 2.5%

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
-----------------------------------------------------------------------
General Electric Capital Corp.,
1.10%, 7/1/03                                $  3,468      $  3,468,000
-----------------------------------------------------------------------
Total Commercial Paper
   (at amortized cost, $3,468,000)                         $  3,468,000
-----------------------------------------------------------------------
Total Investments -- 99.7%
   (identified cost $107,395,283)                          $138,284,078
-----------------------------------------------------------------------
Other Assets, Less Liabilities -- 0.3%                     $    398,630
-----------------------------------------------------------------------
Net Assets -- 100.0%                                       $138,682,708
-----------------------------------------------------------------------

 ADR - American Depositary Receipt
 (1)  Non-income producing security.
 (2)  Foreign security.

                       SEE NOTES TO FINANCIAL STATEMENTS

CAPITAL GROWTH PORTFOLIO AS OF JUNE 30, 2003

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF JUNE 30, 2003
Assets
------------------------------------------------------
Investments, at value (identified cost,
   $107,395,283)                          $138,284,078
Receivable for investments sold                415,587
Interest and dividends receivable               52,252
Prepaid expenses                                    54
------------------------------------------------------
TOTAL ASSETS                              $138,751,971
------------------------------------------------------

Liabilities
------------------------------------------------------
Payable for investments purchased         $     34,378
Payable to affiliate for Trustees' fees          3,261
Due to bank                                      7,883
Accrued expenses                                23,741
------------------------------------------------------
TOTAL LIABILITIES                         $     69,263
------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $138,682,708
------------------------------------------------------
Sources of Net Assets
------------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $107,793,913
Net unrealized appreciation (computed on
   the basis of identified cost)            30,888,795
------------------------------------------------------
TOTAL                                     $138,682,708
------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
JUNE 30, 2003
Investment Income
-----------------------------------------------------
Dividends (net of foreign taxes,
   $10,337)                               $   175,355
Interest                                       22,754
-----------------------------------------------------
TOTAL INVESTMENT INCOME                   $   198,109
-----------------------------------------------------

Expenses
-----------------------------------------------------
Investment adviser fee                    $   381,670
Trustees' fees and expenses                     5,450
Custodian fee                                  42,475
Legal and accounting services                  18,471
Miscellaneous                                   1,810
-----------------------------------------------------
TOTAL EXPENSES                            $   449,876
-----------------------------------------------------

NET INVESTMENT LOSS                       $  (251,767)
-----------------------------------------------------

Realized and Unrealized Gain (Loss)
-----------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $(2,275,426)
   Foreign currency transactions                 (453)
-----------------------------------------------------
NET REALIZED LOSS                         $(2,275,879)
-----------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $26,068,731
-----------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $26,068,731
-----------------------------------------------------

NET REALIZED AND UNREALIZED GAIN          $23,792,852
-----------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $23,541,085
-----------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

CAPITAL GROWTH PORTFOLIO AS OF JUNE 30, 2003

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED
INCREASE (DECREASE)                       JUNE 30, 2003     YEAR ENDED
IN NET ASSETS                             (UNAUDITED)       DECEMBER 31, 2002
-----------------------------------------------------------------------------
From operations --
   Net investment loss                    $       (251,767) $        (608,259)
   Net realized loss                            (2,275,879)       (10,500,785)
   Net change in unrealized
      appreciation (depreciation)               26,068,731        (29,781,804)
-----------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                        $     23,541,085  $     (40,890,848)
-----------------------------------------------------------------------------
Capital transactions --
   Contributions                          $      3,427,969  $      21,075,762
   Withdrawals                                  (9,618,091)       (28,171,108)
-----------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                   $     (6,190,122) $      (7,095,346)
-----------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS     $     17,350,963  $     (47,986,194)
-----------------------------------------------------------------------------

Net Assets
-----------------------------------------------------------------------------
At beginning of period                    $    121,331,745  $     169,317,939
-----------------------------------------------------------------------------
AT END OF PERIOD                          $    138,682,708  $     121,331,745
-----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

CAPITAL GROWTH PORTFOLIO AS OF JUNE 30, 2003

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                  SIX MONTHS ENDED           YEAR ENDED DECEMBER 31,
                                  JUNE 30, 2003       -------------------------------------
                                  (UNAUDITED)           2002         2001         2000(1)
-------------------------------------------------------------------------------------------
Ratios/Supplemental Data
-------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                               0.74%(2)        0.74%        0.73%         0.72%(2)
   Net investment income
      (loss)                             (0.41)%(2)      (0.43)%      (0.08)%        0.29%(2)
Portfolio Turnover                         112%            231%         264%          271%
-------------------------------------------------------------------------------------------
TOTAL RETURN(3)                          20.29%         (25.17)%      (7.47)%          --
-------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                    $138,683        $121,332     $169,318      $171,126
-------------------------------------------------------------------------------------------

 (1) For the period from the start of business, March 7, 2000, to December 31, 2000.
 (2)  Annualized.
 (3) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

CAPITAL GROWTH PORTFOLIO AS OF JUNE 30, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Capital Growth Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on February 28, 2000, seeks to achieve long-term growth of capital by investing in a portfolio consisting of common stocks. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At June 30, 2003, the Eaton Vance Balanced Fund held an 86.7% interest in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuations -- Marketable securities, including options, that are listed on foreign or U.S. securities exchanges are valued at closing sale prices on the exchange where such securities are principally traded. Marketable securities listed in the NASDAQ National Market System are valued at the NASDAQ official closing price. Listed or unlisted securities for which closing sale prices are not available are valued at the mean between latest bid and asked prices. Short-term obligations and money market securities maturing in 60 days or less are valued at amortized cost which approximates value. Non-U.S. dollar denominated short-term obligations are valued at amortized cost as calculated in the base currency and translated to U.S. dollars at the current exchange rate. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium and accretion of discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Dividend income may include dividends that represent returns of capital for federal income tax purposes.

 C Income Taxes -- The Portfolio has elected to be treated as a partnership for United States federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

 D Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 E Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses on the Statement of Operations. For the six months ended June 30, 2003, $11 in credit balances were used to reduce the Portfolio's custodian fee.

 F Other -- Investment transactions are accounted for on a trade date basis.
   Realized gains and losses are computed based on the specific identification of the security sold.

 G Interim Financial Statements -- The interim financial statements relating to
   June 30, 2003, and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory

CAPITAL GROWTH PORTFOLIO AS OF JUNE 30, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   services rendered to the Portfolio. The fee is computed at the monthly rate of 5/96 of 1% (0.625% per annum) of the Portfolio's average daily net assets up to and including $170 million and 1/24 of 1% (0.50% per annum) of average daily net assets over $170 million. For the six months ended June 30, 2003, the fee was equivalent to 0.625% of the Portfolio's average net assets for such period and amounted to $381,670. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Certain officers and Trustees of the Portfolio are officers of the above organizations. Trustees of the Portfolio that are not affiliated with the investment adviser may elect to defer receipt of all or a portion of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2003, no significant amounts have been deferred.

3 Investment Transactions
-------------------------------------------
   Purchases and sales of investments, other than short-term obligations, aggregated $132,593,655 and $149,164,424, respectively for the six months ended June 30, 2003.

4 Federal Income Tax Basis of Unrealized Appreciation (Depreciation)
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at June 30, 2003, as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $107,395,283
    ------------------------------------------------------
    Gross unrealized appreciation             $ 33,426,510
    Gross unrealized depreciation               (2,537,715)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $ 30,888,795
    ------------------------------------------------------

5 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each portfolio or fund based on its borrowings at an amount above the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended
   June 30, 2003.

6 Interestholder Meeting
-------------------------------------------
   The Portfolio held a Special Meeting of Interestholders on June 6, 2003 to elect Trustees. The results of the vote were as follows:

                                              INTEREST IN THE PORTFOLIO
                                              -------------------------
    NOMINEE FOR TRUSTEE                        AFFIRMATIVE    WITHHOLD
    -------------------------------------------------------------------
    Jessica M. Bibliowicz                             97%           3%
    Donald R. Dwight                                  97%           3%
    James B. Hawkes                                   97%           3%
    Samuel L. Hayes, III                              97%           3%
    William H. Park                                   97%           3%
    Norton H. Reamer                                  97%           3%
    Lynn A. Stout                                     97%           3%

   Results are rounded to nearest whole number. Donald R. Dwight retired as a Trustee effective July 1, 2003 pursuant to the mandatory retirement policy of the Portfolio.

INVESTMENT MANAGEMENT

CAPITAL GROWTH PORTFOLIO
INVESTMENT GRADE INCOME PORTFOLIO

Officers

Elizabeth S. Kenyon
President and Portfolio
Manager of Investment
Grade Income Portfolio

Duncan W. Richardson
President of Capital
Growth Portfolio

Arieh Coll
Vice President and Portfolio
Manager of Capital
Growth Portfolio

Thomas H. Luster
Vice President of Investment
Grade Income Portfolio

William J. Austin, Jr.
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz

James B. Hawkes

Samuel L. Hayes, III

William H. Park

Ronald A. Pearlman

Norton H. Reamer

Lynn A. Stout

                                       26
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ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (a fixed income investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company

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owning institutional investment management firms). Mr. Hayes is the Jacob H.
Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President of Unicorn Capital (an investment and financial advisory services company), Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm). Previously, Mr. Reamer was Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS

(a)(1)       Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)    Treasurer's Section 302 certification.
(a)(2)(ii)   President's Section 302 certification.
(b)          Combined Section 906 certification.

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                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Capital Growth Portfolio


By:   /S/ Duncan W. Richardson
      ------------------------
      Duncan W. Richardson
      President


Date: August 18, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /S/ William J. Austin Jr.
      -------------------------
      William J. Austin Jr.
      Treasurer


Date: August 18, 2003


By:   /S/ Duncan W. Richardson
      ------------------------
      Duncan W. Richardson
      President


Date: August 18, 2003